Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue Table [Abstract]
Schedule of presents components revenue
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Cost plus fixed fee	$1,847,250	$890,565	$5,482,569	$1,060,101
Firm fixed-price	756,027	704,746	1,589,565	1,807,279
Firm fixed-price-vehicle lease	378,333	378,333	1,135,000	378,333
Total	$2,981,610	$1,973,644	$8,207,134	$3,245,713

Schedule of unfulfilled performance obligations
	Expected Revenue from Unfulfilled Performance Obligations by Period
($ in millions)	Total	Remainder of 2022	2023	2024
Unfulfilled performance obligations:
Performance obligations	$11.5	$2.4	$4.0	$5.1
Total unfulfilled performance obligations	$11.5	$2.4	$4.0	$5.1

	Expected revenue from unfulfilled performance obligations by period
($ in millions)	Total	2022	2023	2024	2025
Unfulfilled performance obligations:
Triumph Subsea Construction Limited	$54.2	$7.7	$19.4	$13.6	$13.5
All other performance obligations	12.3	10.5	1.8	—	—
Total unfulfilled performance obligations	$66.5	$18.2	$21.2	$13.6	$13.5